Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash and cash equivalents	$ 138,640	$ 120,130
Time deposits	14,000	8,550
Restricted cash	56,803	28,363
Accounts receivable, net	4,741	3,684
Inventories	15,764	12,237
Prepaid expenses and other current assets	40,464	33,765
Derivative asset	24,639	29,645
Due from related parties	$ 626	$ 673
Accounts Receivable, after Allowance for Credit Loss, Current, Related and Nonrelated Party Status [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Total current assets	$ 295,677	$ 237,047
NON - CURRENT ASSETS
Vessels in operation	1,664,101	1,623,307
Advances for vessels acquisitions and other additions	12,210	4,881
Deferred charges, net	73,720	54,663
Other non-current assets	23,935	31,022
Derivative asset, net of current portion	16,867	33,858
Restricted cash, net of current portion	85,270	121,437
Total non - current assets	1,876,103	1,869,168
TOTAL ASSETS	2,171,780	2,106,215
CURRENT LIABILITIES
Accounts payable	17,601	22,755
Accrued liabilities	28,538	36,038
Current portion of long - term debt	193,253	189,832
Current portion of deferred revenue	40,331	12,569
Due to related parties	$ 717	$ 572
Accounts Payable, Current, Related and Nonrelated Party Status [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Total current liabilities	$ 280,440	$ 261,766
LONG - TERM LIABILITIES
Long - term debt, net of current portion and deferred financing costs	619,175	744,557
Intangible liabilities - charter agreements	5,662	14,218
Deferred revenue, net of current portion	82,115	119,183
Total non - current liabilities	706,952	877,958
Total liabilities	987,392	1,139,724
Commitments and Contingencies	0	0
SHAREHOLDERS' EQUITY
Class A common shares - authorized 214,000,000 shares with a $0.01 par value 35,188,323 shares issued and outstanding (2022 - 35,990,288 shares)	351	359
Series B Preferred Shares - authorized 104,000 shares with a $0.01 par value 43,592 shares issued and outstanding (2022 - 43,592 shares)	0	0
Additional paid in capital	676,592	688,262
Retained Earnings	488,105	246,390
Accumulated other comprehensive income	19,340	31,480
Total shareholders' equity	1,184,388	966,491
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 2,171,780	$ 2,106,215